Supplemental Cash Flow Information	12 Months Ended
Jun. 30, 2020
Statement of cash flows, additional disclosures [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

The changes in non-cash working capital are as follows:

	June 30, 2020	June 30, 2019
	$	$
Accounts receivable	55,459	(68,519)
Biological assets	(62,177)	(41,858)
Inventory	32,787	(8,558)
Prepaid and other current assets	1,748	(11,029)
Accounts payable and accrued liabilities	(21,459)	100,573
Income taxes payable	3,369	(6,306)
Deferred revenue	2,116	(1,588)
Provisions	(4,200)	—
Changes in operating assets and liabilities	7,643	(37,285)

Additional supplementary cash flow information are as follows:

	June 30, 2020	June 30, 2019
	$	$
Property, plant and equipment in accounts payable	7,867	41,646
Right-of-use-asset additions	9,386	—
Capitalized borrowing costs	21,961	25,244
Interest paid	47,904	18,055
Interest received	2,516	4,970